Stock-Based Compensation	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
13. STOCK-BASED COMPENSATION
The Company grants stock-based awards to attract, retain and motivate key employees and directors.
Prior to the completion of the IPO, Profits Interests were issued through an LP Interest Agreement. The Profits Interests were, as part of the Corporate Conversion, converted into shares of common stock, restricted stock and stock options. The 2020 Omnibus Incentive Compensation Plan (“2020 Plan”), became effective as of June 11, 2020, the day of effectiveness of the registration statement filed in connection with the IPO. The 2020 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, and performance-based or other equity-related awards to the Company’s employees and directors. The maximum aggregate number of shares that may be issued under the 2020 Plan is 15,852,319 shares with 5,040,776 shares remaining in the reserve. The total aggregate number of shares may be adjusted as determined by the Board of Directors.
As part of the Corporate Conversion, the Company modified its terms and conditions of the performance-based awards by changing the vesting conditions. The change was treated as a modification under ASC 718,
Stock Compensation, in which the fair value of the performance based awards was measured at the modification date and compared to the fair value of the modified award immediately prior to the modification, with the difference resulting in incremental compensation expense. As a result of the incremental fair value of the modified awards, the Company recognized $103.4 million in incremental compensation cost in “Selling, general and administrative expenses” in the Consolidated Statements of Comprehensive Income (Loss), for the year ended September 30, 2020.
Subsequent to the IPO, the Company participated in a
non-dilutive
secondary offering, which resulted in certain performance based awards accelerated vesting. Included in the $103.4 million, the Company recognized $43.1 million related to the accelerated vesting in compensation cost in the “Selling, general and administrative expenses” in the Consolidated Statements of Comprehensive Income (Loss), for the year ended September 30, 2020.
Stock-based compensation expense for the years ended September 30, 2020, 2019 and 2018 was $120.5 million, $3.3 million and $2.5 million, respectively, recognized in “Selling, general and administrative expenses” in the Consolidated Statements of Comprehensive Income (Loss). Total income tax benefit for the years ended September 30, 2020, 2019 and 2018 was $6.3 million, $0.0 million and $0.0 million, respectively. As of September 30, 2020, the Company had not yet recognized compensation cost on unvested stock-based awards of $25.4 million, with a weighted average remaining recognition period of 3.1 years.
The Company uses the Monte Carlo pricing model to estimate the fair value of its performance-based awards as of the grant date, and uses the Black Scholes pricing model to estimate the fair value of its service-based awards as of the grant date. Under the terms of the 2020 Plan, all stock options will expire if not exercised within ten years of the grant date.
The following table sets forth the significant assumptions used for the performance-based awards granted during the year ended September 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.75%
Expected volatility	40.00%
Expected term (in years)	0.50
Expected dividend yield	0.00%

The following table sets forth the significant assumptions used for the service-based awards granted during the year ended September 30, 2020:

June 12, 2020 Grant Date
Risk-free interest rate	0.47%-0.56%
Expected volatility	35.00%
Expected term (in years)	6.25 – 7.00
Expected dividend yield	0.00%
Stock Options
The following table summarizes the performance-based stock option activity for the year ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	1,706,098	23.00	—	—
Exercised	(600)	23.00	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2020	1,705,498	23.00	9.7	20,142

Vested and exercisable at September 30, 2020	1,705,498	23.00	9.7	20,142

The following table summarizes the service-based stock option activity for the year ended September 30, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contract Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding at October 1, 2019	—	$—	—	$—
Granted	3,384,147	23.00	—	—
Exercised	(1,200)	23.00	—	—
Cancelled/Forfeited	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2020	3,382,947	23.00	9.7	39,953

Vested and exercisable at September 30, 2020	979,583	23.00	9.7	11,569

Both the performance-based stock options and the service-based stock options were subject to a
180-day
lock up period, as described in the final prospectus filed pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Securities Act”), with the Securities and Exchange Commission (“SEC”) on June 15, 2020 (the “Prospectus”). As a result of the secondary offering, 26.4% of the options were released from the
180-day
lock up period. The Company received less than $0.1 million in cash (excluding withholding taxes) in connection with the exercise of 1,800 options by certain stockholders.
Restricted Stock Awards
A summary of the performance-based restricted stock awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	3,884,615	23.00
Vested	(3,884,615)	23.00
Forfeited	—	—

Outstanding and unvested at September 30, 2020	—	—

A summary of the service-based restricted stock awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	1,647,442	23.00
Vested	(161,831)	23.00
Forfeited	—	—

Outstanding and unvested at September 30, 2020	1,485,611	23.00

Restricted Stock Units
A summary of the service-based restricted stock unit awards activity for the year ended September 30, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and unvested at October 1, 2019	—	$—
Granted	191,443	23.00
Vested	—	—
Forfeited	(6,592)	23.00

Outstanding and unvested at September 30, 2020	184,851	23.00